LOANS AND PAYMENT PLAN RECEIVABLES, Loan Ratings by Loan Class (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Loan ratings/credit scores by loan class [Abstract]
Commercial loan	$ 690,955		$ 635,234
Accrued interest included in total	4,454		4,579
Credit ratings of insurer or risk retention group counterparties [Abstract]
Subsidiary's outstanding payment plan insured by third party (in hundredths)	69.60%
Subsidiary's payment outstanding payment plan 2, insured by third party (in hundredths)	17.70%
Payment Plan Receivables, Full Refund	27,853		48,077
Payment Plan Receivables, Partial Refund	7,094		5,053
Payment Plan Receivables, Other	5,054		7,508
Total	40,001		60,638
Commercial [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial loan	692,570		636,858
Accrued interest included in total	1,615		1,624
Commercial [Member] | Non-Watch 1-6 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial loan	645,082		571,794
Accrued interest included in total	1,479		1,433
Commercial [Member] | Watch 7-8 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial loan	34,609		49,014
Accrued interest included in total	111		147
Commercial [Member] | Substandard Accrual 9 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial loan	8,306		10,681
Accrued interest included in total	25		44
Commercial [Member] | Non Accrual 10-11 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial loan	4,573		5,369
Accrued interest included in total	0		0
Income Producing - Real Estate [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial loan	253,066		251,633
Income Producing - Real Estate [Member] | Non-Watch 1-6 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial loan	241,266		227,957
Income Producing - Real Estate [Member] | Watch 7-8 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial loan	8,649		17,882
Income Producing - Real Estate [Member] | Substandard Accrual 9 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial loan	1,918		3,895
Income Producing - Real Estate [Member] | Non Accrual 10-11 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial loan	1,233		1,899
Land, Land Development and Construction Real Estate [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial loan	34,338		31,836
Land, Land Development and Construction Real Estate [Member] | Non-Watch 1-6 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial loan	30,869		25,654
Land, Land Development and Construction Real Estate [Member] | Watch 7-8 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial loan	2,485		4,829
Land, Land Development and Construction Real Estate [Member] | Substandard Accrual 9 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial loan	390		317
Land, Land Development and Construction Real Estate [Member] | Non Accrual 10-11 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial loan	594		1,036
Commercial and Industrial [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial loan	405,166		353,389
Commercial and Industrial [Member] | Non-Watch 1-6 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial loan	372,947		318,183
Commercial and Industrial [Member] | Watch 7-8 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial loan	23,475		26,303
Commercial and Industrial [Member] | Substandard Accrual 9 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial loan	5,998		6,469
Commercial and Industrial [Member] | Non Accrual 10-11 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial loan	2,746		2,434
Mortgage [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	52,490	[1]	46,415	[1]
750-799	139,075	[1]	133,977	[1]
700-749	98,199	[1]	105,953	[1]
650-699	83,365	[1]	80,928	[1]
600-649	39,874	[1]	51,308	[1]
550-599	27,715	[1]	31,527	[1]
500-549	18,831	[1]	19,298	[1]
Under 500	8,074	[1]	11,335	[1]
Unknown	7,175	[1]	8,168	[1]
Total	474,798	[1]	488,909	[1]
Accrued interest included in total	2,170	[1]	2,276	[1]
1-4 Family [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	27,918	[1]	23,924	[1]
750-799	72,674	[1]	60,728	[1]
700-749	52,843	[1]	58,269	[1]
650-699	51,664	[1]	49,771	[1]
600-649	27,770	[1]	34,991	[1]
550-599	21,361	[1]	24,616	[1]
500-549	14,575	[1]	14,823	[1]
Under 500	6,306	[1]	9,492	[1]
Unknown	4,075	[1]	4,809	[1]
Total	279,186	[1]	281,423	[1]
Accrued interest included in total	1,311	[1]	1,300	[1]
Resort Lending [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	14,484	[1]	13,487	[1]
750-799	45,950	[1]	56,880	[1]
700-749	32,660	[1]	35,767	[1]
650-699	20,250	[1]	21,696	[1]
600-649	6,538	[1]	8,555	[1]
550-599	3,639	[1]	3,261	[1]
500-549	2,156	[1]	2,271	[1]
Under 500	875	[1]	1,160	[1]
Unknown	2,184	[1]	2,879	[1]
Total	128,736	[1]	145,956	[1]
Accrued interest included in total	562	[1]	650	[1]
Home Equity - 1st Lien [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	3,863	[1]	3,650	[1]
750-799	6,128	[1]	4,560	[1]
700-749	3,054	[1]	3,289	[1]
650-699	3,257	[1]	2,316	[1]
600-649	1,704	[1]	2,621	[1]
550-599	994	[1]	1,165	[1]
500-549	699	[1]	644	[1]
Under 500	261	[1]	323	[1]
Unknown	242	[1]	233	[1]
Total	20,202	[1]	18,801	[1]
Accrued interest included in total	88	[1]	97	[1]
Home Equity - 2nd Lien [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	6,225	[1]	5,354	[1]
750-799	14,323	[1]	11,809	[1]
700-749	9,642	[1]	8,628	[1]
650-699	8,194	[1]	7,145	[1]
600-649	3,862	[1]	5,141	[1]
550-599	1,721	[1]	2,485	[1]
500-549	1,401	[1]	1,560	[1]
Under 500	632	[1]	360	[1]
Unknown	674	[1]	247	[1]
Total	46,674	[1]	42,729	[1]
Accrued interest included in total	209	[1]	229	[1]
Installment [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	36,674	[1]	29,741	[1]
750-799	81,375	[1]	66,924	[1]
700-749	38,337	[1]	39,866	[1]
650-699	26,207	[1]	27,549	[1]
600-649	11,225	[1]	11,544	[1]
550-599	5,962	[1]	7,925	[1]
500-549	3,920	[1]	5,060	[1]
Under 500	1,303	[1]	1,959	[1]
Unknown	2,044	[1]	2,176	[1]
Total	207,047	[1]	192,744	[1]
Accrued interest included in total	669	[1]	679	[1]
Home Equity - 1st Lien [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	2,272	[1]	2,977	[1]
750-799	5,677	[1]	6,585	[1]
700-749	3,111	[1]	4,353	[1]
650-699	3,963	[1]	4,815	[1]
600-649	3,434	[1]	3,173	[1]
550-599	2,019	[1]	2,843	[1]
500-549	1,128	[1]	1,483	[1]
Under 500	393	[1]	751	[1]
Unknown	77	[1]	162	[1]
Total	22,074	[1]	27,142	[1]
Accrued interest included in total	93	[1]	114	[1]
Home Equity - 2nd Lien [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	2,835	[1]	3,062	[1]
750-799	8,557	[1]	11,197	[1]
700-749	6,358	[1]	9,487	[1]
650-699	5,477	[1]	6,832	[1]
600-649	2,408	[1]	2,824	[1]
550-599	1,913	[1]	2,084	[1]
500-549	1,036	[1]	1,715	[1]
Under 500	427	[1]	663	[1]
Unknown	81	[1]	80	[1]
Total	29,092	[1]	37,944	[1]
Accrued interest included in total	112	[1]	144	[1]
Loans Not Secured By Real Estate [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	31,507	[1]	23,649	[1]
750-799	66,558	[1]	48,585	[1]
700-749	28,179	[1]	25,343	[1]
650-699	16,152	[1]	15,256	[1]
600-649	5,128	[1]	5,289	[1]
550-599	1,896	[1]	2,785	[1]
500-549	1,672	[1]	1,732	[1]
Under 500	455	[1]	516	[1]
Unknown	1,842	[1]	1,892	[1]
Total	153,389	[1]	125,047	[1]
Accrued interest included in total	445	[1]	399	[1]
Other [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	60	[1]	53	[1]
750-799	583	[1]	557	[1]
700-749	689	[1]	683	[1]
650-699	615	[1]	646	[1]
600-649	255	[1]	258	[1]
550-599	134	[1]	213	[1]
500-549	84	[1]	130	[1]
Under 500	28	[1]	29	[1]
Unknown	44	[1]	42	[1]
Total	2,492	[1]	2,611	[1]
Accrued interest included in total	19	[1]	22	[1]
AM Best Rating A+ [Member]
Credit ratings of insurer or risk retention group counterparties [Abstract]
Payment Plan Receivables, Full Refund	0
Payment Plan Receivables, Partial Refund	43
Payment Plan Receivables, Other	0
Total	43
AM Best Rating, A Ratings [Member]
Credit ratings of insurer or risk retention group counterparties [Abstract]
Payment Plan Receivables, Full Refund	10,007		20,203
Payment Plan Receivables, Partial Refund	6,190		4,221
Payment Plan Receivables, Other	0		0
Total	16,197		24,424
AM Best Rating, A Minus Rating [Member]
Credit ratings of insurer or risk retention group counterparties [Abstract]
Payment Plan Receivables, Full Refund	1,989		4,058
Payment Plan Receivables, Partial Refund	685		832
Payment Plan Receivables, Other	5,054		7,496
Total	7,728		12,386
Not Rated [Member]
Credit ratings of insurer or risk retention group counterparties [Abstract]
Payment Plan Receivables, Full Refund	15,857		23,816
Payment Plan Receivables, Partial Refund	176		0
Payment Plan Receivables, Other	0		12
Total	$ 16,033		$ 23,828

[1]	Credit scores have been updated within the last twelve months.